Summary of Principal Accounting Policies (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable
Allowance for doubtful accounts	$ 44,002,810	$ 60,232,453
Unbilled accounts receivable	306,282,419	268,589,167
Billed accounts receivable	108,867,589	88,852,935
Total	415,150,008	357,442,102
Properties held for sale
Impairment of properties held for sale	$ 0	$ 0	$ 0
Minimum
Investment in affiliates
Ownership interest to represent significant influence (as a percent)	20.00%
Ownership interest to represent more than minor influence for investments in investment funds (as a percent)	3.00%